Intangible Assets and Goodwill (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible assets		$ 111,459		$ 116,646	$ 136,078
Amortization expense		$ 5,217	$ 5,153	20,682	8,209
Impairment of intangibles				8,598
Measurement period adjustment for EAI acquisition				$ (1,921)
Minimum [Member] | Monte Carlo Method [Member]
Intangible assets, amortization period				5 years
Maximum [Member] | Monte Carlo Method [Member]
Intangible assets, amortization period				11 years
Until Recovery of Advanced Funding [Member]
Revenue sharing percentage	50.00%
After Recovery of Advanced Funding [Member]
Revenue sharing percentage	25.00%
Mr. Mayweather [Member]
Upfront cash fee paid	$ 250
Share based awards, fair value	$ 1,000
Agreement term	From July 31, 2019 through July 31, 2024
Agreement renewal term	5 years
Shares settled liability recorded in balance sheet	$ 1,000
Intangible assets	$ 1,250
Intangible assets, amortization period	5 years
Mr. Mayweather [Member] | Until Recovery of Advanced Funding [Member]
Revenue sharing percentage	50.00%
Mr. Mayweather [Member] | After Recovery of Advanced Funding [Member]
Revenue sharing percentage	75.00%